Restatement of Previously Issued Financial Statements - Statement of Cash Flows (Details) - USD ($)		3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities		$ 3,371,923		$ 1,366,226			$ 5,316,484	$ 7,015,174
Net cash used in investing activities		(1,690,195)		(1,604,508)			(6,613,051)	(11,226,655)
Net cash provided by financing activities		(181,270)		$ 2,469,587			$ 1,793,289	$ 8,367,193
Deerfield Healthcare Technology Acquisitions Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		9,301,650	$ (1,377,831)		$ (1,408,395)	$ (21,510,741)
Adjustment to reconcile net loss to net cash used in operating activities					1,138,104	17,499,087
Net cash used in operating activities		$ (518,689)			(376,769)	(455,648)
Net cash used in investing activities					(143,750,000)	(143,750,000)
Net cash provided by financing activities					145,114,359	145,114,359
Public and private warrants as liabilities at fair value	$ 7,200,000
Restatement of warrants as derivative liabilities | Previously Reported [Member] | Deerfield Healthcare Technology Acquisitions Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income			(196,317)		(226,881)	(3,925,092)
Adjustment to reconcile net loss to net cash used in operating activities					(43,410)	(86,562)
Net cash used in operating activities					(376,769)	(455,648)
Net cash used in investing activities					(143,750,000)	(143,750,000)
Net cash provided by financing activities					145,114,359	145,114,359
Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Deerfield Healthcare Technology Acquisitions Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income			$ (1,181,514)		(1,181,514)	(17,585,649)
Adjustment to reconcile net loss to net cash used in operating activities					$ 1,181,514	$ 17,585,649